Recoverable from Reinsurers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Ceded Credit Risk [Line Items]
Amount	$ 953.7	$ 1,000.2
Percentage of Total, Reinsurance recoverable | Reinsurer Concentration Risk
Ceded Credit Risk [Line Items]
Percentage of total	100.00%	100.00%
Hannover Life Reassurance Company of America | A+
Ceded Credit Risk [Line Items]
Amount	$ 323.3	$ 336.9
Hannover Life Reassurance Company of America | A+ | Percentage of Total, Reinsurance recoverable | Reinsurer Concentration Risk
Ceded Credit Risk [Line Items]
Percentage of total	33.90%	33.70%
Munich American Reassurance Company | A+
Ceded Credit Risk [Line Items]
Amount	$ 347.6	$ 335.0
Munich American Reassurance Company | A+ | Percentage of Total, Reinsurance recoverable | Reinsurer Concentration Risk
Ceded Credit Risk [Line Items]
Percentage of total	36.40%	33.50%
ManhattanLife Assurance Company of America | B+
Ceded Credit Risk [Line Items]
Amount	$ 47.0	$ 89.5
ManhattanLife Assurance Company of America | B+ | Percentage of Total, Reinsurance recoverable | Reinsurer Concentration Risk
Ceded Credit Risk [Line Items]
Percentage of total	4.90%	8.90%
Loyal American Life Insurance Company | A
Ceded Credit Risk [Line Items]
Amount	$ 147.5	$ 146.0
Loyal American Life Insurance Company | A | Percentage of Total, Reinsurance recoverable | Reinsurer Concentration Risk
Ceded Credit Risk [Line Items]
Percentage of total	15.50%	14.60%
Great American Life Insurance Company | A
Ceded Credit Risk [Line Items]
Amount	$ 56.2	$ 54.5
Great American Life Insurance Company | A | Percentage of Total, Reinsurance recoverable | Reinsurer Concentration Risk
Ceded Credit Risk [Line Items]
Percentage of total	5.90%	5.40%
Other
Ceded Credit Risk [Line Items]
Amount	$ 32.1	$ 38.3
Other | Percentage of Total, Reinsurance recoverable | Reinsurer Concentration Risk
Ceded Credit Risk [Line Items]
Percentage of total	3.40%	3.90%
First Insurance Treaty
Ceded Credit Risk [Line Items]
Cash proceeds received		$ 161.4
Ceded reinsurance reduction		140.8
Gain recognized from recapture		20.6
Second Insurance Treaty
Ceded Credit Risk [Line Items]
Cash proceeds received		168.0
Ceded reinsurance reduction		141.7
Gain recognized from recapture		$ 26.3